Condensed Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Temporary Equity, Shares Outstanding	69,549,521
Class A ordinary shares
Common stock, par value	$ 0.0001
Common stock, shares authorized	400,000,000
Common stock, shares issued	2,900,479
Common stock, shares outstanding	2,900,479
Temporary Equity, Shares Outstanding	69,549,521
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,112,500	18,112,500
Common stock, shares outstanding	18,112,500